Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
The following table contains quarterly financial information for 2019 and 2018. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(In thousands, except per share data)
Total operating expenses	$11,691	$19,169	$25,161	$29,436	$85,457
Loss from operations	(11,691)	(19,169)	(25,161)	(29,436)	(85,457)
Net loss	(11,069)	(18,332)	(24,448)	(28,890)	(82,739)
Net loss per share—basic and diluted	$(0.38)	$(0.51)	$(0.68)	$(0.79)	$(2.41)

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(In thousands, except per share data)
Total operating expenses	$10,200	$14,113	$9,032	$6,360	$39,705
Loss from operations	(10,200)	(14,113)	(9,032)	(6,360)	(39,705)
Net loss	(9,859)	(13,591)	(8,407)	(5,757)	(37,614)
Net loss per share—basic and diluted	$(0.46)	$(0.48)	$(0.30)	$(0.21)	$(1.42)